Semi-Annual Report o June 30, 1999

CitiFundsTM

         International Growth
         Portfolio

INTERNATIONAL STOCKS

================================================================================
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
================================================================================

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
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Portfolio Highlights                                                           4
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Fund Performance                                                               5
--------------------------------------------------------------------------------

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments                                                      15
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           19
--------------------------------------------------------------------------------
Statement of Operations                                                       19
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            20
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   This semi-annual report covers the period from January 1, 1999 through June 30, 1999 for the CitiFundsSM International Growth Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   The past six months have generally been good for international stock markets. After years of underperformance, Japanese stocks surged upward amid renewed economic optimism. Southeast Asian equities also rose strongly as investment capital began to flow back into the emerging markets after the financial crisis of the past two years. Finally, most European stock markets (with the exception of Italy) rose only modestly, despite a weakening Euro. Latin America also provided very strong returns after currency and credit concerns abated.

   Many of these regional trends are direct opposites of the results produced during the second half of 1998. The manager believes that such dramatic change in regional stock market performance results in short-term market volatility. That's one of the primary reasons investors are generally advised to maintain a long-term perspective that is measured in years not weeks or months. The manager believes that CitiFunds International Growth Portfolio can play a valuable role in such a long-term investment portfolio.

   Thank you for your continued confidence and participation.

Sincerely,

/s/Philip Coolidge
------------------

Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE FIRST SIX MONTHS OF 1999 SAW AN IMPROVEMENT IN MOST OVERSEAS ECONOMIES. Lower short-term interest rates adopted by central banks worldwide seem to have helped many nations prevent further economic deterioration. This was especially evident in Southeast Asia, Latin America and Eastern Europe, which had previously borne the brunt of the global currency and credit crisis. While these emerging markets are a long way from being considered healthy, management believes that the worst seems to be behind them. Japan also appears to have turned the corner after years of recessionary conditions, primarily a result of sweeping financial reforms and corporate restructuring. While economic growth was moderate in the industrialized economies of Western Europe during the war in Kosovo, stimulating monetary policy has helped the overall trend there remain positive.

   THESE ECONOMIC CONDITIONS PRODUCED COMPETITIVE RESULTS DURING THE REPORTING PERIOD FOR THE STOCKS IN WHICH CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO INVESTS. A gradual return of capital to previously illiquid markets led to higher stock prices in Japan and most emerging markets. In Europe, a decline in the value of the newly introduced currency, the Euro, contributed to relative weakness in some major stock markets. Others, such as the United Kingdom, performed relatively well in an environment of declining interest rates.

   During the first half of the reporting period, however, the international stock markets' advance was remarkably narrow, led by a relatively small number of large-cap growth and technology companies. With almost one-third of the world in recession, investors favored large companies with predictable earnings.

   DURING THE SECOND HALF OF THE REPORTING PERIOD, INVESTOR SENTIMENT SHIFTED DRAMATICALLY, CAUSING A CHANGE IN LEADERSHIP WITHIN INTERNATIONAL STOCK MARKETS. When evidence emerged that economies worldwide were stronger than many analysts expected, investors turned to stocks that tend to do well in an economic expansion. As a result, stock prices that had languished for several years began to show signs of renewed strength. Cyclical companies, such as energy and commodities producers, saw their stock prices rise. Value-oriented companies, which generally sell at low prices relative to earnings, began to outperform growth companies for the first time in several years. Small cap stocks began a long-awaited recovery.

   The reporting period began with an emphasis on Japanese stocks, reflecting management's belief that the Japanese economy was poised for a potential turn-around. At the same time, the Portfolio's exposure to European companies was reduced. This decision was an outgrowth of the investment team's industry and stock selection strategies, however, and did not necessarily reflect a negative view of European companies. Within Europe, holdings in the Portfolio focused on individual stock markets such as the United Kingdom, where stocks of cyclical and value-oriented companies seemed attractive. On the other hand, the team shifted assets away from industries and economic sectors that they believed might suffer during the shift from growth to value, including pharmaceutical, insurance and telephone companies.

   Looking forward, the Portfolio's management is optimistic regarding the growth potential of stock markets worldwide. In continental Europe, they believe that stronger economic growth should resume in the second half of the year as the Euro strengthens, exports increase, corporate productivity improves and consumer spending rises. In Japan, current market conditions are viewed by the manager as improved, but not recovered. If Japanese companies can cut costs and improve productivity, the Portfolio's management believes that their stocks should rise. Finally, they regard the emerging markets of Southeast Asia, Latin America and Eastern Europe positively. Also, despite strong market gains so far this year, the managers have continued to identify individual companies that are attractive values.

FUND FACTS
FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,
INTERNATIONAL EQUITY PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
March 1, 1991

NET ASSETS AS OF 6/30/99
Class A shares $20.4 million
Class B shares $163,674

DIVIDENDS
Paid semi-annually, if any

CAPITAL GAINS
Distributed semi-annually, if any

BENCHMARKS
o Lipper International Growth Funds
  Average
o Morgan Stanley Capital
  International Europe, Australasia,
  Far East (MSCI EAFE(R)) Index*

o The Morgan Stanley Capital International Europe, Australasia and Far East (MSCIEAFE)Index is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 1999 (Unaudited)
COMPANY, INDUSTRY                                               % OF NET ASSETS
Nippon Telegraph & Telephone Co., Telephone Utilities                 4.4%
--------------------------------------------------------------------------------
British Telecommunications Plc., Telephone Utilities                  3.6%
--------------------------------------------------------------------------------
Ericsson LM-Class B, Electronics                                      2.3%
--------------------------------------------------------------------------------
Novartis AG, Pharmaceuticals & Health                                 2.1%
--------------------------------------------------------------------------------
Roche Holdings AGM, Pharmaceuticals & Health                          2.0%
--------------------------------------------------------------------------------
Bank of Tokyo Mitsubishi, Banking                                     2.0%
--------------------------------------------------------------------------------
Vodafone, Telephone Utilities                                         1.9%
--------------------------------------------------------------------------------
Lloyds TSB Group Plc., Banking                                        1.8%
--------------------------------------------------------------------------------
Mannesmann AG, Telecommunications                                     1.8%
--------------------------------------------------------------------------------
SmithKline Beecham Plc., Pharmaceuticals & Health                     1.7%
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1999 (Unaudited)

Europe                   68%
Pacific Basin             1%
South America             1%
Japan                    25%
Short Term                4%
Asian Pacific Basin       1%

* Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS

                                                                                            SINCE
                                                              SIX       ONE       FIVE      3/2/91
ALL PERIODS ENDED JUNE 30, 1999 (Unaudited)                 MONTHS**    YEAR      YEARS*   INCEPTION*
-----------------------------------------------------------------------------------------------------
CitiFunds International Growth Portfolio
  (Class A) without sales charge                              2.30%     3.58%      8.19%      7.05%
Lipper International Growth Funds Average                     7.38%     4.83%      8.89%      9.26%+
MSCI EAFE Index                                               4.11%     7.92%      8.52%      7.99%+
CitiFunds International Growth Portfolio
  (Class A) with maximum sales charge of 5.00%              (2.81)%   (1.59)%      7.08%    (6.39)%
Citifunds International Growth Portfolio
  (Class B) without deferred sales charge                      --        --          --     (0.16)%#**
Lipper International Growth Funds Average                      --        --          --       7.38%++**
MSCI EAFE Index                                                --        --          --       4.11%++**
CitiFunds International Growth Portfolio (Class B)
  with a maximum deferred sales charge of 5.00%                --        --          --     (5.15)%#**

 * Average Annual Total Return
** Not Annualized
 + From 2/28/91
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $16,759 with sales charge (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

[The following table represents a line chart in the printed piece.]

                                                                      CitiFunds
                                                                  International
           Lipper International         MSCI EAFE Index        Equity - Without
           Equity Funds Average             (Unmanaged)            Sales Charge
-------------------------------------------------------------------------------
3/1/91                    10000                   10000                   10000
3/31/91                    9708                    9401                    8949
4/30/91                    9831                 9495.95                    9253
5/31/91                    9942                 9595.66                    9253
6/30/91                    9451                 8890.38                    9272
7/31/91                    9828                 9329.56                    9310
8/31/91                    9748                 9142.04                  9414.5
9/30/91                   10022                 9660.39                  9642.5
10/31/91                  10081                  9799.5                    9690
11/30/91                   9745                  9344.8                    9367
12/31/91                  10203                 9833.54                 9652.66
1/31/92                   10281                    9629                 9890.88
2/29/92                   10282                 9290.06                10071.93
3/31/92                    9927                 8681.56                 9585.96
4/30/92                   10143                 8728.44                 9843.24
5/31/92                   10648                 9318.48                10386.38
6/30/92                   10356                 8882.38                10090.99
7/31/92                    9971                 8661.21                 9662.19
8/31/92                   10072                 9210.33                 9709.83
9/30/92                    9864                 9034.41                 9414.44
10/31/92                   9595                 8565.52                 9261.98
11/30/92                   9632                 8651.18                 9404.91
12/31/92                   9741                 8701.36                 9512.37
1/31/93                    9792                 8705.71                 9512.37
2/28/93                   10039                 8973.84                 9474.17
3/31/93                   10603                 9761.75                   10009
4/30/93                   11148                10693.02                10257.32
5/31/93                   11401                10923.99                10534.28
6/30/93                   11172                10755.76                10285.97
7/31/93                   11506                11134.36                10257.32
8/31/93                   12241                11737.84                 10820.8
9/30/93                   12215                11476.09                10925.86
10/31/93                  12790                11831.85                11441.59
11/30/93                  12382                10800.11                11221.92
12/31/93                  13608                11582.04                12348.89
1/31/94                   14400                12564.19                12950.58
2/28/94                   14075                12531.53                12434.85
3/31/94                   13423                11993.92                11537.09
4/30/94                   13749                12506.06                11537.09
5/31/94                   13713                12437.28                11479.79
6/30/94                   13558                12616.38                11307.88
7/31/94                   13934                12740.02                11575.29
8/31/94                   14346                 13044.5                12110.13
9/30/94                   13992                12636.47                11833.16
10/31/94                  14258                13059.79                 11728.1
11/30/94                  13558                12435.01                11374.73
12/31/94                  13418                12515.84                10933.56
1/31/95                   12738                12037.74                10121.19
2/28/95                   12756                12006.44                10369.68
3/31/95                   13162                12759.24                11182.05
4/30/95                   13590                13242.82                11449.65
5/31/95                   13703                13087.88                11631.24
6/30/95                   13703                12861.46                12032.65
7/31/95                   14439                 13665.3                12663.43
8/31/95                   14169                13147.38                 12692.1
9/30/95                   14379                 13407.7                12959.71
10/31/95                  14206                13051.06                12806.79
11/30/95                  14351                13417.79                12672.99
12/31/95                  14787                13961.21                12910.77
1/31/96                   15123                14021.24                13093.02
2/29/96                   15180                14071.72                12949.14
3/31/96                   15437                14374.26                13294.45
4/30/96                   15917                14795.43                13726.09
5/31/96                   15869                14526.15                13610.98
6/30/96                   15974                14611.86                13649.14
7/31/96                   15380                14188.11                 13007.9
8/31/96                   15551                14222.16                12875.58
9/30/96                   15884                14603.32                13109.69
10/31/96                  15771                14457.28                12946.83
11/30/96                  16440                15035.58                13333.61
12/31/96                  16491                14846.13                13245.22
1/31/97                   16437                14329.48                12739.68
2/28/97                   16669                14567.35                12919.43
3/31/97                   16706                14624.16                 13009.3
4/30/97                   16739                 14704.6                13076.71
5/31/97                   17727                15664.81                13773.23
6/30/97                   18548                16532.64                14584.99
7/31/97                   19054                16803.77                14947.63
8/31/97                   17671                15551.89                13939.04
9/30/97                   18761                16425.91                15026.96
10/31/97                  17346                15167.68                13871.04
11/30/97                  17185                15016.01                13803.05
12/31/97                  17328                15151.15                13927.98
1/31/98                   17735                 15848.1                14562.18
2/28/98                   18906                16868.72                15293.94
3/31/98                   19872                17391.65                15842.77
4/30/98                   20144                17532.52                15964.73
5/31/98                   20164                17451.87                15940.34
6/30/98                   20009                   17588                16178.64
7/31/98                   20299                17770.91                16421.06
8/31/98                   17400                15572.65                14366.83
9/30/98                   16772                15099.24                 13907.5
10/31/98                  18016                16677.11                15017.55
11/30/98                  18947                17535.99                15668.27
12/31/98                  19529                18232.16                16381.73
1/31/99                   19681                18182.94                16407.74
2/28/99                   19161                17753.82                15913.68
3/31/99                   19830                18499.48                16368.73
4/30/99                   20740                19252.41                16732.77
5/31/99                   19888                18264.76                15926.68
6/30/99                   20934                18980.74                16758.57


The graph includes the intial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are invested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (unaudited)
================================================================================
ASSETS:
Investment in International Equity Portfolio, at value
    (Note 1A)                                                     $20,546,133
Receivable for shares of beneficial interest                           49,951
Other assets                                                           40,958
--------------------------------------------------------------------------------
    Total assets                                                   20,637,042
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  16,219
Payable to affiliates--Shareholder Servicing Agents' fees
    (Note 3)                                                            4,180
Accrued expenses and other liabilities                                  8,621
--------------------------------------------------------------------------------
    Total liabilities                                                  29,020
--------------------------------------------------------------------------------
NET ASSETS                                                        $20,608,022
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $17,420,118
Unrealized appreciation                                             2,582,747
Accumulated net realized gain                                         625,653
Accumulated net investment loss                                       (20,496)
--------------------------------------------------------------------------------
    Total                                                         $20,608,022
================================================================================
COMPUTATION OF:
CLASS A SHARES:
Net Asset Value per share ($20,444,348/1,602,088 shares
    outstanding)                                                       $12.76
Offering price per share ($12.76 / 0.95)                                13.43*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
    ($163,674/12,868 shares outstanding)                               $12.72**
================================================================================

 *Based upon single purchases of less than $25,000.
**Redemption price per share is equal to net asset value less an applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
=============================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from International Equity Portfolio                    $163,009
Interest Income from International Equity Portfolio                         884
Foreign Taxes Reclaimed                                                  16,101
Allocated Expenses from International Equity Portfolio                 (103,650)
---------------------------------------------------------------------------------------------
                                                                                     $ 76,344
---------------------------------------------------------------------------------------------
EXPENSES:
Administrative fees (Note 2)                                             31,280
Shareholder Servicing Agents' fees Class A (Note 3)                      25,818
Shareholder Servicing Agents' fees Class B (Note 3)                          60
Service fees Class A (Note 4)                                            10,427
Service fees Class B (Note 4)                                               390
Expense fees (Note 7)                                                    20,530
---------------------------------------------------------------------------------------------
    Total expenses                                                       88,505
---------------------------------------------------------------------------------------------
Less aggregate amount waived by the Shareholders
Servicing Agent and the Distributor (Note 3 and Note 4)                 (10,487)
---------------------------------------------------------------------------------------------
    Net expenses                                                                       78,018
---------------------------------------------------------------------------------------------
Net investment loss                                                                    (1,674)
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
INTERNATIONAL EQUITY PORTFOLIO:
Net realized gain                                                       530,122
Unrealized depreciation                                                 (47,655)
---------------------------------------------------------------------------------------------
    Net realized and unrealized gain from
      International Equity Portfolio                                                  482,467
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $480,793
=============================================================================================

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED
                                                               JUNE 30, 1999       DECEMBER 31,
                                                                 (UNAUDITED)          1998
===============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                               $ (1,674)      $   (33,633)
Net realized gain                                                  530,122           743,282
Unrealized appreciation (depreciation)                             (47,655)        2,040,966
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               480,793         2,750,615
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A                                           --           (11,592)
Net realized gain Class A                                         (205,434)       (1,235,787)
Net realized gain Class B                                           (1,552)               --
In excess of net income Class A                                         --            (2,006)
-----------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (206,986)       (1,249,385)
-----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                                 1,727,246         7,942,093
Net asset value of shares issued to shareholders from
reinvestment of dividends                                          204,715         1,239,930
Cost of shares repurchased                                      (2,890,042)       (7,884,305)
-----------------------------------------------------------------------------------------------
    Total Class A                                                 (958,081)        1,297,718
-----------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                   158,664                --
Net asset value of shares issued to shareholders from
reinvestment of distributions                                        1,521                --
Cost of shares repurchased                                            (122)               --
-----------------------------------------------------------------------------------------------
    Total Class B                                                  160,063                --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest                     (798,018)        1,297,718
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             (524,211)        2,798,948
-----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             21,132,233        18,333,285
-----------------------------------------------------------------------------------------------
End of period (including overdistributed net investment
loss of $(20,496) and $(18,822), respectively)                 $20,608,022       $21,132,233
===============================================================================================

*January 4, 1999 (Commencement of Operations) to June 30, 1999.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                      ---------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                                     YEAR ENDED DECEMBER 31,
                                      JUNE 30, 1999  ------------------------------------------------------------------------------
                                       (Unaudited)           1998            1997            1996            1995            1994#
===================================================================================================================================
Net Asset Value, beginning
  of period                              $ 12.60           $ 11.42         $ 11.79         $ 13.46         $ 11.44         $ 12.93
-----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)              (0.013)           (0.009)          0.004          +0.028          +0.013          +0.001+
Net realized and unrealized
  gain (loss)                              0.303             1.996           0.592+          0.314+          2.055+         (1.483)+
-----------------------------------------------------------------------------------------------------------------------------------
    Total from operations                  0.290             1.987           0.596           0.342           2.068          (1.482)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                         --            (0.008)         (0.025)         (0.021)         (0.048)         (0.001)
In excess of net investment
  income                                      --            (0.001)             --              --              --          (0.007)
Net realized gain on
  investments                             (0.130)           (0.798)         (0.941)         (1.991)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
    Total from distributions              (0.130)           (0.807)         (0.966)         (2.012)         (0.048)         (0.008)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period           $ 12.76           $ 12.60         $ 11.42         $ 11.79         $ 13.46         $ 11.44
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                        $20,444           $21,132         $18,333         $32,589         $32,159         $28,848
Ratio of expenses to average
  net assets (A)                           1.75%*            1.75%           1.75%           1.75%           1.75%           1.75%
Ratio of net investment income
  (loss) to average net assets           (0.20)%          *(0.17)%           0.03%           0.18%           0.10%           0.00%
Portfolio turnover (B)                      --                --               --              --              --               5%
Total return (C)                           2.30%**          17.62%           5.15%           2.59%          18.08%        (11.46)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss)
  per share                              $(0.032)          $(0.011)        $(0.004)        $(0.002)         $0.013+        $(0.018)+
RATIOS:
Expenses to average net assets (A          1.90%*            1.80%           1.82%           1.94%           1.75%           1.90%
Net investment income (loss) to
  average net assets                     (0.35)%*          (0.22)%         (0.04)%         (0.01)%           0.10%         (0.15)%
===================================================================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of International Equity Portfolio allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(C) Total return does not include the maximum sales charge of 5.00% effective January 4, 1999.
  # On May 1, 1994, the Fund began investing all of its investable assets in International Equity Portfolio.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                 CLASS B
                                                             ---------------
                                                             JANUARY 4, 1999
                                                             COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                              JUNE 30, 1999
                                                               (Unaudited)
================================================================================
Net Asset Value, beginning of period                             $12.87
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                              (0.012)
Net realized and unrealized loss on investments                  (0.008)
--------------------------------------------------------------------------------
    Total from operations                                        (0.020)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income
Net realized gain on investments                                 (0.130)
--------------------------------------------------------------------------------
    Total distributions                                          (0.130)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                   $12.72
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                          $164
Ratio of expenses to average net assets (A)                       2.50%*
Ratio of net investment loss to average net assets              (0.95)%*
Total return                                                    (0.16)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and expenses, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                   $(0.017)
RATIO
Expenses to average net assets (A)                                2.65%*
Net investment loss to average net assets                       (1.10)%*
================================================================================

  * Annualized
 ** Not Annualized

(A) Includes the Fund's share of International Equity Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund invests all of its investable assets in International Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 59.3% at June 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Fund's Administrator and Distributor.
Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have a lower expense ratio than Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATIONS Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio. All the net investment income, realized and unrealized gain or loss of the Portfolio is allocated pro rata, based on respective own-

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

ership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Additionally, each fund reclaims its pro rata portion of recoverable foreign taxes on dividends received by the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is required.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryoverszz) under income tax rules and regulations.

2. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services, including general office facilities, may not exceed an annual rate of 0.30% of the Fund's average daily net assets. The Administrative fees amounted to $31,280 for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs such duties and receives certain compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain officers and a Trustee of the Fund are officers and directors of the Administrator or its affiliates.

3. SHAREHOLDER SERVICING AGENTS' FEES The Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents' fees, computed at an annual rate of 0.25%, for Class A and 0.15%

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Class B, amounted to $25,818 for Class A. The Shareholder Servicing Agents' fees for Class B amounted to $60, all of which was voluntarily waived for the six months ended June 30, 1999.

4. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $10,427, all of which was voluntary waived for the six months ended June 30, 1999. Under the Class B Service Plan, the fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $390 for the period ended June 30, 1999. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

5. INVESTMENT TRANSACTIONS Increase and decrease in the Fund's investment in the Portfolio for the six months ended June 30, 1999 aggregated $1,680,549 and $2,678,284, respectively.

6. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001). Transactions in shares of beneficial interest were as follows:

                                                                SIX MONTHS
                                                                   ENDED          YEAR ENDED
                                                               JUNE 30, 1999      DECEMBER 31,
                                                                (Unaudited)           1998
==============================================================================================
CLASS A:
Shares sold                                                        137,042           640,142
Shares issued to shareholders from reinvestment of dividends        16,018           100,100
Shares repurchased                                                (227,482)         (669,297)
----------------------------------------------------------------------------------------------
Net increase (decrease)                                            (74,422)           70,945
==============================================================================================
CLASS B:*
Shares sold                                                         12,759                --
Shares issued to shareholders from reinvestment of dividends           119                --
Shares repurchased                                                     (10)               --
----------------------------------------------------------------------------------------------
Net increase                                                        12,868                --
==============================================================================================

* January 4, 1999 (Commencement of Operations) to June 30, 1999.

CITIFUNDS INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. EXPENSE FEES CFBDS has entered into an expense agreement with the Fund. CFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement and Shareholder Servicing Agreements and other than amortization of expenses related to the organization of the Fund. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Fund has agreed to pay to CFBDS an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary operating expenses of the Fund, including expenses allocated from the Portfolio less expenses waived by the Administrator, would on an annual basis exceed an agreed upon rate, currently 1.75% of Class A and 2.50% of Class B average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)

ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK
AND PREFERRED RIGHTS--95.9%
AMERICAN DEPOSITORY RECEIPTS/
ADR's--1.6%
--------------------------------------------------------------------------------
Magyar Olaj -Es Gazipari
  Energy Sources                                         7,400      $    177,600
Matav RT
  Telecommunications                                     7,200           198,000
Telecom Argentina SA
  Telecommunications                                     6,700           179,225
                                                                     -----------
                                                                         554,825
                                                                     -----------
AUSTRALIA--1.3%
--------------------------------------------------------------------------------
Australia & New Zealand Bank
  Banking                                                6,895            50,634
Brambles Industrial Ltd.
  Business Services                                      1,394            36,676
Colonial Ltd.
  Banking                                               12,357            43,702
Fosters Brewing
  Beverage & Tobacco                                     6,426            18,088
Lend Lease Corp.
  Real Estate                                            5,201            71,317
News Corp.
  Broadcasting                                           8,465            72,130
North Ltd.
  Non-Ferrous Metals1                                    3,344            26,992
Publishing & Broadcasting Ltd.
  Broadcasting                                           7,486            49,338
Telestra Corp.
  Telecommunications                                     7,664            43,859
Woodside Petroleum Co. Ltd.
  Energy Sources                                         7,316            49,475
                                                                     -----------
                                                                         462,211
                                                                     -----------
FINLAND--2.2%
--------------------------------------------------------------------------------
Nokia AB
  Electrical & Electronics                               6,232           546,062
Sonera Yhtyma
  Telecommunications                                     9,365           204,663
                                                                     -----------
                                                                         750,725
                                                                     -----------
FRANCE--12.0%
--------------------------------------------------------------------------------
AXA-UAP
  Insurance                                              4,496           548,285
Bouygues
  Homebuilders                                             601           158,788
Bouygues-Preferred Rights
  Homebuilders                                             601             1,599
Canal Plus
  Broadcasting                                             637           178,675
Cap Gemini
  Business & Public Services                             2,500           392,754
Carrefour
  Retailing                                              2,880           423,061
Cie de St. Gobain
  Containers & Glass                                       834           132,828
Groupe Danone
  Food & Household Products                                752           193,800
France Telecom
  Telephone Utilities                                    5,106           385,553
Lafarge
  Building Materials                                     1,536           145,988
L'Oreal
  Pharmaceuticals & Health                                 730           493,277
Pinault-Printemps
  Retailing                                              1,523           261,245
Sanofi
  Pharmaceuticals & Health                               6,068           257,401
Vivendi
  Business & Public Services                             7,032           569,404
                                                                     -----------
                                                                       4,142,658
                                                                     -----------
GERMANY--10.3%
--------------------------------------------------------------------------------
Allianz AG
  Insurance                                              1,647           456,711
Basf AG
  Chemicals                                              2,872           126,862
Bayer AG
  Chemicals                                              3,015           125,564
Deutsche Bank AG
  Banking                                                  177            10,793
Deutsche Telekom AG
  Telephone Utilities                                   10,884           456,645
Man AG
  Telecommunications                                     4,208           143,582
Mannesmann AG
  Telecommunications                                     4,059           605,457
Metro AG
  Retailing                                              2,590           160,728
Preussag AG
  Multi-Industry                                         5,280           283,575
RWE AG
  Electrical & Gas Utilities                             5,579           258,167
SAP AG -Preferred Rights
  Data Processing &
  Reproduction                                           1,224           488,932

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999
(Unaudited)


ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Siemens AG
  Electrical Equipment                                   3,214      $    247,824
Veba AG
  Electrical & Gas Utilities                             3,768           221,402
                                                                     -----------
                                                                       3,586,242
                                                                     -----------
HONG KONG--0.7%
--------------------------------------------------------------------------------
CLP Holdings
  Electrical & Gas Utilities                            20,000            97,182
Hutchinson Whampoa
  Multi-Industry                                        17,000           153,926
                                                                     -----------
                                                                         251,108
                                                                     -----------
ITALY--2.6%
--------------------------------------------------------------------------------
Assicurazioni Generali Spa
  Insurance                                             12,376           428,662
Mediaset
  Broadcasting                                          20,231           179,771
Tecnost Spa
  Electronics                                           13,939            34,342
Telecom Italia Mobile Spa
  Telecommunications                                    41,106           245,346
                                                                     -----------
                                                                         888,121
                                                                     -----------
JAPAN--24.5%
--------------------------------------------------------------------------------
Advantest
  Electronics                                            1,000           109,945
Alps Electric Co.
  Electronics                                            2,000            46,871
Asahi Breweries
  Food & Household
  Products                                               5,000            62,247
Bank of Tokyo Mitsubishi
  Banking                                               49,000           697,917
Bridgestone Corp.
  Industrial Components                                  9,000           272,299
Canon Inc.
  Photography                                            9,000           258,907
Denso Corp.
  Auto Parts                                             9,000           183,021
East Japan Railway
  Railroads & Equipment                                     41           220,303
Ebara Corp.
  Machinery &
  Engineering                                            3,000            35,687
Fanuc
  Electronics                                            3,000           161,197
Fujitsu Ltd.
  Data Processing &
  Reproduction                                          20,000           402,579
Hankyu Corp.
  Railroads & Equipment                                  9,000            35,711
Hirose Electric
  Electronics                                            1,000           103,827
Honda Motor Co. Ltd.
  Automobiles                                           10,000           424,072
Hoya Corp.
  Pharmaceuticals & Health                               1,000            56,460
Ito Yokado Co.
  Retailing                                              4,000           267,835
Japan Air Lines Co.
  Air Travel                                            19,000            62,825
Jusco Co.
  Retailing                                              3,000            54,559
Kao Corp.
  Food & Household
  Products                                               7,000           196,743
Kawasaki Heavy Industries
  Machinery &
  Engineering                                           15,000            40,671
Kinki Nippon Railway
  Railroads & Equipment                                 17,000            83,616
Minebea Co.
  Machinery & Engineering                                4,000            44,639
Murata Manufacturing Co.
  Electronics                                            3,000           197,404
NGK Insulators
  Electrical & Electronics                               4,000            41,795
Nankai Electrical Railway
  Railroads & Equipment                                  6,000            27,825
Nippon Express Co.
  Trucking & Freight                                    11,000            65,925
Nippon Telegraph &
  Telephone Co.
  Telephone Utilities                                      132         1,538,563
Odakyu Electrical Railway
  Railroads & Equipment                                  8,000            26,784
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities                            26,000            88,336
Rohm Co.
  Electronics                                            1,000           156,650
Sankyo Co. Ltd.
  Pharmaceuticals & Health                               5,000           126,064
Secom Co.
  Business Services                                      1,000           104,158

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999

ISSUER/INDUSTRY                                         SHARES           VALUE
--------------------------------------------------------------------------------
77th Bank
  Banking                                                4,000      $     35,050
SMC Corp.
  Machinery & Engineering                                1,000           112,011
Shizuoka Bank
  Banking                                                8,000            79,755
Sony Corp.
  Household Appliances                                   3,000           323,634
Sumitomo Chemical
  Chemicals                                             17,000            77,995
Sumitomo Marine & Fire
  Insurance                                              7,000            42,242
Taisho Pharmacy  Co.
  Pharmaceuticals & Health                               4,000           132,264
Takeda Chemical Industry
  Pharmaceuticals & Health                               9,000           417,376
Tobu Railway Co.
  Railroads & Equipment                                  9,000            25,519
Tokyo Electronic Power
  Electric & Gas Utilities                              14,000           295,693
Tokyo Electronics
  Electronics                                            2,000           135,736
Tokyo Marine &
  Fire Insurance
  Insurance                                             16,000           173,927
Toyoda Automobile
  Machinery & Engineering                                3,000            50,963
Toyota Motor Corp.
  Automobiles                                            9,000           284,947
Uni Charm Corp.
  Food & Household
  Products                                               1,000            43,399
Yamato Transportation
  Trucking & Freight                                     4,000            69,769
                                                                     -----------
                                                                       8,495,715
                                                                     -----------
NETHERLANDS--2.6%
--------------------------------------------------------------------------------
Ahold NV
  Retailing                                              5,989           206,204
ING Groep NV
  Financial Services                                     3,812           206,304
Philips Electronics
  Household Appliances                                   1,729           170,481
Unilever NV
  Food & Household
  Products                                               4,771           321,404
                                                                     -----------
                                                                         904,393
                                                                     -----------
SINGAPORE--0.7%
--------------------------------------------------------------------------------
Overseas Chinese Bank
  Banking                                               10,000            83,431
Singapore Press Holding
  Publishing                                             6,000           102,233
Singapore Telecomm
  Telecommunications                                    27,000            46,322
                                                                     -----------
                                                                         231,986
                                                                     -----------
SPAIN--3.3%
--------------------------------------------------------------------------------
BCO Bilbao Vizcaya
  Banking                                               17,863           257,981
BCO Central Hispano
  Banking                                               45,314           471,791
Banco Popular
  Banking                                                2,398           172,421
Grupo Dragados
  Homebuilders                                          12,018           140,860
Tabacalera
  Beverage & Tobacco                                     5,911           119,430
                                                                     -----------
                                                                       1,162,483
                                                                     -----------
SWEDEN--3.7%
--------------------------------------------------------------------------------
ABB
  Business & Public Services                             1,721           161,173
Ericsson LM--Class B
  Electronics                                           24,887           798,882
Securitas
  Business & Public Services                            11,446           171,238
Svenska Cellulosa
  Paper                                                  5,797           150,234
                                                                     -----------
                                                                       1,281,527
                                                                     -----------
SWITZERLAND--5.3%
--------------------------------------------------------------------------------
Adecco
  Business & Public Services                               310           166,054
Novartis AG
  Pharmaceuticals & Health                                 493           719,639
Roche Holdings AGM
  Pharmaceuticals & Health                                  69           709,035
Zurich Versicherungs
  Insurance                                                416           236,476
                                                                     -----------
                                                                       1,831,204
                                                                     -----------
THAILAND--.0%
--------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.
  Banking                                                  600             1,310
                                                                     -----------

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(Continued)                             June 30, 1999

UNITED KINGDOM--25.1%
--------------------------------------------------------------------------------
Astrazeneca
  Pharmaceuticals
  & Health                                              10,011           387,080
Allied Irish Banks
  Banking                                               11,341           150,161
Bass
  Leisure & Tourism                                      7,942           115,171
British Airways
  Air Travel                                            16,520           114,054
British American Tobacco
  Beverage & Tobacco                                    14,598           137,715
British Aerospace Plc
  Aerospace & Military
  Technology                                            23,931           155,789
British Telecommunications Plc
  Telephone Utilities                                   74,954         1,254,713
Cable & Wireless
  Telecommunications                                    29,060           370,569
Carlton Communications
  Leisure & Tourism                                     14,878           123,355
Diageo Plc
  Beverage & Tobacco                                    23,821           250,256
GKN
  Machinery & Engineering                               11,209           191,347
General Electric Co. Plc
  Electrical & Electronics                              54,906           557,786
Glaxo Wellcome
  Pharmaceuticals & Health                              18,285           508,127
Granada Group Plc
  Business & Public Services                             7,654           141,759
Hanson
  Construction Materials                                17,323           155,641
Hong Kong & Shanghai
  Bank Corp. Holdings
  Banking                                                6,653           235,743
Imperial Chemical Industries
  Chemicals                                             19,164           189,248
Lloyds TSB Group Plc
  Banking                                               46,448           630,736
Misys
Business & Public Services                              17,624           150,845
National Grid Co.
  Electrical & Gas Utilities                            26,335           183,477
Pearson
  Broadcasting                                           7,316           148,646
Prudential Corp. Plc
  Insurance                                             19,319           284,722
Reuters Group
  Business & Public Services                            15,963           209,974
Rio Tinto
  Non-Ferrous Metals                                     7,414           124,226
Smiths Industries
  Machinery & Engineering                                8,739           115,984
SmithKline Beecham Plc
  Pharmaceuticals & Health                              44,914           584,065
TI Group
  Multi-Industry                                        21,940           147,323
Unilever Plc
  Food & Household
  Products                                              29,622           262,874
Vodafone
  Telephone Utilities                                   33,241           653,904
Williams
  Electrical Equipment                                  26,830           177,198
                                                                     -----------
                                                                       8,712,488
                                                                     -----------
TOTAL INVESTMENTS
(Identified Cost
   $29,021,937)                                           95.9%       33,256,996
OTHER ASSETS
   LESS LIABILITIES                                        4.1         1,418,451
                                                         -----       -----------
NET ASSETS                                               100.0%      $34,675,447
                                                         =====       ===========

Note: The Portfolio has the following industries over 10%: Pharmaceuticals & Health 12%; Telephone Utilities 12%.

See notes to financial Statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $29,021,937)       $33,256,996
Foreign currency, at value (Cost, $1,499,294)                         1,496,355
Receivable for investments sold                                         901,355
Dividends and interest receivable                                        60,253
--------------------------------------------------------------------------------
    Total assets                                                     35,714,959
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                      1,001,627
Payable to affiliates--Investment Advisory fees (Note 2)                  28,443
Other liabilities                                                         9,442
--------------------------------------------------------------------------------
    Total liabilities                                                 1,039,512
--------------------------------------------------------------------------------
NET ASSETS                                                          $34,675,447
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $34,675,447
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $53,499)     $ 276,812
Interest                                                      1,516
--------------------------------------------------------------------------------
  Total investment income                                             $ 278,328
--------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees (Note 2)                           176,916
Administrative fees (Note 3)                                  8,847
--------------------------------------------------------------------------------
  Total expenses                                            185,763
Less aggregate amount waived by the Administrator (Note 3)   (8,847)
--------------------------------------------------------------------------------
  Net expenses                                                          176,916
--------------------------------------------------------------------------------
Net investment income                                                   101,412
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions                988,132
Net realized loss on foreign currencies transactions        (93,881)
--------------------------------------------------------------------------------
  Net realized gain                                                     894,251
--------------------------------------------------------------------------------
Unrealized depreciation of investments--                    (70,841)
Translation of other assets and liabilities denominated
  in foreign currencies--net                                 (6,511)
--------------------------------------------------------------------------------
Total unrealized depreciation of investments                            (77,352)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         816,899
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $918,311
================================================================================

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED       YEAR ENDED
                                                  JUNE 30, 1999   DECEMBER 31,
                                                   (Unaudited)       1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                             $   101,412    $   150,293
Net realized gain on investments
  and foreign exchange transactions                   894,251      1,481,410
Unrealized appreciation (depreciation)
  of investments and foreign
  exchange transactions                               (77,352)     3,855,741
--------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                                   918,311      5,487,444
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         2,214,511      9,800,225
Value of withdrawals                               (5,696,932)   (11,818,432)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                             (3,482,421)    (2,018,207)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:             (2,564,110)     3,469,237
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                37,239,557     33,770,320
--------------------------------------------------------------------------------
End of period                                     $34,675,447    $37,239,557
================================================================================


INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                                MAY 1, 1994
                           SIX MONTHS                                                          (COMMENCEMENT
                             ENDED                        YEAR ENDED DECEMBER 31,             OF OPERATIONS) TO
                         JUNE 30, 1999    ---------------------------------------------------    DECEMBER 31,
                           (Unaudited)        1998          1997          1996          1995         1994
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  end of period
  (000's omitted)            $34,675        $37,240       $33,770       $49,056       $40,114       $32,153
Ratio of expenses
  to average
  net assets                   1.00%*         1.00%         1.00%         1.11%         1.20%         1.22%*
Ratio of net investment
  income to
  average net assets           0.57%*         0.42%         0.58%         0.65%         0.59%         0.60%*
Portfolio turnover               35%           118%           99%          109%           51%           25%

Note:If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to
  average net assets           1.05%*         1.05%         1.06%         1.13%           N/A          N/A
Net investment income
  to average net assets        0.52%*         0.37%         0.52%         0.63%           N/A          N/A
===============================================================================================================

  *Annualized

See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.
Citibank is a wholly- owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $176,916 for the six months ended June 30, 1999. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $8,847, all of which was voluntarily waived for the six months ended June 30, 1999. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS For the six months ended June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $12,477,071 and $15,863,336, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $30,521,231
================================================================================
Gross unrealized appreciation                                  $ 5,220,896
Gross unrealized depreciation                                     (988,776)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $ 4,232,120
================================================================================

6. EXPENSE FEES

SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FINANCIAL INSTRUMENTS The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 1999.

8. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Portfolio was $46. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. OscarMorong Jr.
E.Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF Investment Adviser

INVESTMENT ADVISER
(of International Equity Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp      [logo] Printed on recycled paper                CFS/IG/699